Long-term Debt - Summary (Details) - USD ($) $ in Millions		12 Months Ended
	Aug. 13, 2018	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Long-term Debt
Long-term debt, gross		$ 1,239
Less: Unamortized debt discount and debt issuance costs		(17)	$ (19)	$ (19)	$ (10)
Total debt, net of unamortized debt discount and debt issuance costs		1,222
Less: Current portion of long-term debt		3	3
Long-term debt, non-current, net of unamortized debt discount and debt issuance costs		1,219	1,020
Senior Secured Credit Agreement
Long-term Debt
Long-term debt, gross		1,239	1,042
Less: Unamortized debt discount and debt issuance costs		(17)	(19)
Total debt, net of unamortized debt discount and debt issuance costs		1,222	1,023
Less: Current portion of long-term debt		3	3
Long-term debt, non-current, net of unamortized debt discount and debt issuance costs		1,219	1,020
Senior Secured Credit Agreement | Senior secured initial term loans
Long-term Debt
Long-term debt, gross		$ 239	$ 242
Senior Secured Credit Agreement | Senior secured initial term loans | LIBOR
Long-term Debt
Basis spread (in percent)	2.50%	2.50%	2.50%
Senior Secured Credit Agreement | Senior secured tranche B-3 term loans
Long-term Debt
Long-term debt, gross		$ 1,000	$ 800
Senior Secured Credit Agreement | Senior secured tranche B-3 term loans | LIBOR
Long-term Debt
Basis spread (in percent)		6.50%	6.50%
Basis floor (percentage)		1.00%	1.00%
Senior Secured Credit Agreement | Senior secured revolving credit facility | LIBOR
Long-term Debt
Basis spread (in percent)	2.25%	2.25%	2.25%